Pension plan obligations (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pension Plan Obligations
Total fixed income	R$ 2,458,078	R$ 2,279,323
Percentage of total fixed income	93.00%	92.30%
Total equities	R$ 16,149	R$ 13,886
Percentage of total equities	0.60%	0.60%
Total structured investments	R$ 108,861	R$ 121,820
Percentage of total structured investments	4.40%	4.90%
Other	R$ 48,588	R$ 53,153
Percentage of other	2.00%	2.20%
Fair value of the plan's assets	R$ 2,631,676	R$ 2,468,182
Percentage of fair value of the plan's assets	100.00%	100.00%